Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 85.7%
Abbott Laboratories	6,315,611	$531,142,885
ABIOMED Inc.(a)	194,682	50,712,714
Accuray Inc.(a)(b)	379,761	1,469,675
AngioDynamics Inc.(a)	160,560	3,161,426
AtriCure Inc.(a)	153,300	4,574,472
Axogen Inc.(a)	146,017	2,891,137
Baxter International Inc.	2,046,938	167,644,222
Becton Dickinson and Co.	702,888	177,134,805
Boston Scientific Corp.(a)	4,082,436	175,463,099
Cantel Medical Corp.(b)	156,769	12,641,852
Cardiovascular Systems Inc.(a)(b)	150,248	6,450,147
CONMED Corp.	112,054	9,588,461
CryoLife Inc.(a)	148,192	4,435,387
Danaher Corp.	1,956,916	279,682,435
DexCom Inc.(a)(b)	392,815	58,859,400
Edwards Lifesciences Corp.(a)	899,537	166,180,465
Glaukos Corp.(a)(b)	146,059	11,012,849
Globus Medical Inc., Class A(a)(b)	330,267	13,970,294
Heska Corp.(a)(b)	30,096	2,563,276
Hill-Rom Holdings Inc.	288,078	30,138,720
Hologic Inc.(a)(b)	1,156,444	55,532,441
IDEXX Laboratories Inc.(a)	371,054	102,162,298
Inogen Inc.(a)(b)	77,087	5,146,328
Insulet Corp.(a)(b)	257,455	30,734,978
Integer Holdings Corp.(a)	129,478	10,865,794
Integra LifeSciences Holdings Corp.(a)	306,081	17,094,624
Intuitive Surgical Inc.(a)	331,852	174,072,967
iRhythm Technologies Inc.(a)(b)	96,922	7,664,592
LeMaitre Vascular Inc.	68,743	1,923,429
LivaNova PLC(a)	208,438	14,999,198
Masimo Corp.(a)	211,777	31,516,653
Medtronic PLC	4,799,581	467,431,194
Mesa Laboratories Inc.	15,353	3,751,352
Natus Medical Inc.(a)	146,711	3,769,006
Nevro Corp.(a)(b)	131,690	8,537,463
NuVasive Inc.(a)(b)	223,850	13,104,179
Orthofix Medical Inc.(a)(b)	82,260	4,349,909
Penumbra Inc.(a)(b)	136,929	21,908,640
ResMed Inc.	618,638	75,492,395
Steris PLC(a)	363,578	54,129,493
Stryker Corp.	844,857	173,685,702
Surmodics Inc.(a)	57,803	2,495,355
Tactile Systems Technology Inc.(a)(b)	73,911	4,207,014
Tandem Diabetes Care Inc.(a)	250,518	16,163,421

Security	Shares	Value
Health Care Equipment (continued)
Teleflex Inc.	199,121	$65,938,919
TransEnterix Inc.(a)(b)	819,920	1,115,091
Varex Imaging Corp.(a)(b)	165,237	5,064,514
Varian Medical Systems Inc.(a)	392,367	53,412,920
ViewRay Inc.(a)(b)	250,969	2,211,037
Wright Medical Group NV(a)(b)	506,036	15,089,993
Zimmer Biomet Holdings Inc.	883,556	104,029,883

		3,257,318,503

Health Care Services — 0.2%
BioTelemetry Inc.(a)(b)	145,841	7,022,244

Health Care Supplies — 0.1%
STAAR Surgical Co.(a)(b)	122,019	3,584,918

Life Sciences Tools & Services — 14.0%
Bio-Rad Laboratories Inc., Class A(a)	86,429	27,016,841
Bruker Corp.	433,038	21,630,248
Thermo Fisher Scientific Inc.	1,431,896	420,519,218
Waters Corp.(a)	298,942	64,344,276

		533,510,583

Total Common Stocks — 100.0% (Cost: $3,476,387,266)		3,801,436,248

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	92,898,304	92,944,753
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	644,960	644,960

		93,589,713

Total Short -Term Investments — 2.4% (Cost: $93,550,033)		93,589,713

Total Investments in Securities — 102.4% (Cost: $3,569,937,299)		3,895,025,961

Other Assets, Less Liabilities — (2.4)%		(92,294,921)

Net Assets — 100.0%		$3,802,731,040

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	99,918,125	(7,019,821)	92,898,304	$92,944,753	$163,781	(a)	$349	$7,496
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775,289	(6,130,329)	644,960	644,960	29,298		—	—

				$93,589,713	$193,079		$349	$7,496

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,801,436,248	$—	$—	$3,801,436,248
Money Market Funds	93,589,713	—	—	93,589,713

	$3,895,025,961	$—	$—	$3,895,025,961

2